UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado			80203
(Address of principal executive offices)			(Zip code)

Alex J. Marks Financial Investors Variable Insurance Trust 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		303-623-2577

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 - June 30, 2009

Item 1.  Reports to Stockholders.

2

An ALPS Advisors, Inc. Solution

Conservative ETF Asset Allocation Portfolio

Income and Growth ETF Asset Allocation Portfolio

Balanced ETF Asset Allocation Portfolio

Growth ETF Asset Allocation Portfolio

Aggressive Growth ETF Asset Allocation Portfolio

SEMI-ANNUAL REPORT
June 30, 2009 (Unaudited)

table of contents

Semi-Annual Report | June 30, 2009 (Unaudited)

• 2              shareholder letter

• 6              fund expenses

• 8              statement of investments

  8            Conservative ETF Asset Allocation Portfolio

  9            Income and Growth ETF Asset Allocation Portfolio

10            Balanced ETF Asset Allocation Portfolio

11            Growth ETF Asset Allocation Portfolio

12            Aggressive Growth ETF Asset Allocation Portfolio

• 14      statements of assets and liabilities

• 16      statements of operations

• 18      statements of changes in net assets

• 23      financial highlights

• 33      notes to financial statements

• 39      other information

• 40      trustees and officers

shareholder letter

Semi-Annual Report | June 30, 2009 (Unaudited)

Dear Shareholder,

This report encompasses performance for the first half of 2009, trailing year, and the period since the Portfolios were launched on April 30, 2007 (inception). The objective of each Portfolio is to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor’s risk profile and investment time horizon.

A Volatile First Half

Building on positive momentum that developed during the latter part of the first quarter, most global markets posted excellent returns in the second quarter, exemplified by the S&P 500 Index, which turned in its best quarter in a decade. It was a welcome respite from the sharp declines experienced earlier in the first quarter when most equity markets plunged to fresh lows for this cycle. Many of the weakest performing asset classes in the first quarter posted the strongest results in the second.

As the table below illustrates, the emerging markets posted very strong results during the first half, as those economies were viewed as the potential catalyst for global recovery. They were also viewed as being better positioned to support broad based fiscal initiatives, as their banking systems were less impacted by the global credit crisis.

General Market Indices Performance Summary | Periods Ending June 30, 2009

			Portfolio
			Inception
	Six Months	1 Year	(4/30/07)**
S&P 500 Stock Index (1)	3.2%	(26.2)%	(17.9)%
MSCI U.S. Small Cap 1750 Index (2)	7.3%	(25.4)%	(17.9)%
Barclays Capital U.S. Aggregate Bond Index (3)	1.9%	6.0%	5.5%
MSCI U.S. REIT Index (4)	(12.4)%	(43.7)%	(31.8)%
MSCI EAFE Index (5)	8.4%	(31.0)%	(14.0)%
MSCI Emerging Markets (6)	36.2%	(27.8)%	(8.1)%
CRB Commodity Index (7)	14.5%	(24.3)%	(3.6)%

(1)

The S&P 500 Stock Index is a value weighted index comprised of 500 large-cap common stocks actively traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(2)

The MSCI U.S. Small Cap 1750 Index represents the universe of small capitalization companies in the U.S. equity market. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(3)

Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, often used to represent investment grade bonds being traded in the United States. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(4)

The MSCI U.S. REIT Index is comprised of REIT securities that are included in the MSCI U.S. Investable Market 2500 Index, with the exception of REITs classified in the Mortgage REITs Sub-Industry, and REITs classified in the Specialized REITs Sub-Industry that do not generate a majority of their revenue and income from real estate rental and related leasing operations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(5)

The MSCI EAFE Index is a stock market index in which the weight of securities is determined based on their respective market capitalizations. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(6)

The MSCI Emerging Markets Index is a float-adjusted market capitalization index. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

(7)

The CRB Commodity Index is a price index comprised on 19 various commodities. The index figures reflect reinvestment of dividends and do not reflect any deduction for fees, expenses, or taxes. An investor cannot invest directly in an index.

Past performance is no guarantee of future results.

Ibbotson ETF Allocation Series Performance Summary

Past performance is no guarantee of future results. The illustration below is based on a hypothetical $10,000 investment in each of the respective Portfolios since inception (4/30/07). All results shown assume reinvestment of dividends and capital gains.

Conservative growth of $10,000 based on actual performance

Balanced growth of $10,000 based on actual performance

Income & Growth growth of $10,000 based on actual performance

Growth growth of $10,000 based on actual performance

Aggressive Growth growth of $10,000 based on actual performance

Semi-Annual Report | Periods Ending June 30, 2009 (Unaudited)

	Six Months				1 Year
	Fund Return		Fund Benchmarks		Fund Return		Fund Benchmarks
Portfolio	Class I	Class II	Dow Jones*	Blended^	Class I	Class II	Dow Jones*	Blended^
Conservative	1.84%	1.73%	3.45%	2.16%	(3.38)%	(3.66)%	2.24)%	(0.40)%
Income & Growth	2.73%	2.52%	4.55%	2.42%	(9.82)%	(10.05)%	(6.68)%	(6.85)%
Balanced	3.79%	3.88%	5.46%	2.67%	(16.34)%	(16.42)%	(13.42)%	(13.30)%
Growth	4.47%	4.35%	6.34%	2.93%	(22.14)%	(22.41)%	(19.99)%	(19.75)%
Aggressive Growth	5.03%	4.70%	7.10%	3.06%	(25.89)%	(26.18)%	(26.14)%	(22.97)%

	Since Inception (4/30/07)**				Annualized Expense Ratios as Disclosed in Current Prospectus dated 4/30/09†
	Fund Return		Fund Benchmarks		Class I		Class II
Portfolio	Class I	Class II	Dow Jones*	Blended^	Gross	Net	Gross	Net
Conservative	0.27%	(0.09)%	2.15%	0.86%	2.38%	0.63%	2.65%	0.88%
Income & Growth	(4.75)%	(4.99)%	(3.88)%	(3.82)%	2.27%	0.64%	1.99%	0.89%
Balanced	(9.40)%	(9.58)%	(8.82)%	(8.51)%	1.32%	0.65%	1.52%	0.90%
Growth	(13.80)%	(14.06)%	(13.58)%	(13.19)%	1.23%	0.66%	1.57%	0.91%
Aggressive Growth	(16.75)%	(16.99)%	(18.14)%	(15.54)%	3.20%	0.68%	3.60%	0.93%

Since each Portfolio does not seek to replicate its respective Dow Jones or Blended benchmark, performance results between the Portfolio and either benchmark can differ.

Performance data quoted represents past performance. Past performance is no guarantee of future results and investment returns and principal value of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be higher or lower than the performance quoted. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. To obtain performance data current to the most recent month-end, please call 1-866-432-2926 or visit http://www.fivitfunds.com.

*                 Dow Jones Benchmark: (a) The Dow Jones Conservative U.S. Portfolio Index consists of 20% equities and 80% fixed income for the Conservative Portfolio. (b) The Dow Jones Moderately Conservative U.S. Portfolio Index consists of 40% equities and 60% fixed income for the Income & Growth Portfolio. (c) The Dow Jones Moderate U.S. Portfolio Index consists of 60% equities and 40% fixed income for the Balanced Portfolio. (d) The Dow Jones Moderately Aggressive U.S. Portfolio Index consists of 80% equities and 20% fixed income for the Growth Portfolio. (e) The Dow Jones Aggressive U.S. Portfolio Index consists of 100% equities for the Aggressive Growth Portfolio. The Dow Jones Relative Risk Indexes measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. An investor cannot invest directly in an index. The Dow Jones Indexes reflect the reinvestment of dividends and any deductions for fees, expenses or taxes.

^                   Blended Benchmark: (f) Blended benchmark of 20% S&P 500 Index/80% Barclays Capital U.S. Aggregate Bond Index for the Conservative Portfolio, (g) 40% S&P 500 Index/60% Barclays Capital U.S. Aggregate Bond Index for the Income & Growth Portfolio, (h) 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index for the Balanced Portfolio, (i) 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index for the Growth Portfolio, and (j) 90% S&P 500 Index/10% Barclays Capital U.S. Aggregate Bond Index for the Aggressive Growth Portfolio. An investor cannot invest directly in an index. The S&P 500 and the Barclays Capital Indexes reflect the reinvestment of dividends and any deductions for fees, expenses or taxes.

**   Annualized returns.

†          Also see Notes to Financial Statements (Note 5) for further description of Expense Limitation Agreement in effect, and Financial Highlights tables for expense ratios as of June 30, 2009. Note the net expense ratios above, as shown in the current Prospectus, include estimated Acquired Fund Fees, which are not incurred in the expense ratios stated throughout the rest of this report.

The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that net expense ratios, excluding acquired fund fees and expenses and extraordinary expenses, do not exceed a maximum of either 0.48% of Class I shares average daily net assets through April 30, 2010 or 0.73% of Class II shares average daily net assets through April 30, 2010. This means that acquired fund fees and expenses and extraordinary expenses may cause the Portfolio’s gross expense ratios shown above to exceed the maximum amounts of 0.48% for Class I and 0.73% for Class II agreed to by the Adviser and Subadviser.

Ibbotson Associates, Inc. (“Ibbotson”) utilizes asset allocation models they have developed to allocate each Portfolio’s assets among the underlying ETFs. First, Ibbotson seeks to develop an optimal long-term strategic asset allocation model for each Portfolio using different asset classes. Ibbotson uses a process called mean variance optimization (“MVO”) as a primary tool to develop the strategic asset class allocations. Using expected returns, standard deviations and correlations of the different asset classes, MVO seeks to identify a combination of asset classes that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Next, Ibbotson applies its dynamic asset allocation process. Dynamic asset allocation is the process of making short-term deviations from the strategic ETF Asset Allocation Portfolio based on the market outlook to add value by capitalizing on market and other systemic trends. The goal of dynamic asset allocation overlay is to enhance the Portfolios’ overall risk and return characteristics by dynamically deviating from the long-term strategic asset allocation positions.

Semi-Annual Report | June 30, 2009 (Unaudited)

The table below shows there were no changes in the strategic allocations provided by Ibbotson’s proprietary asset allocation methodology for the past six months. Portfolio holdings are influenced by the strategic allocations, but actual investment percentages in each category may vary from time to time. See each Portfolio’s Statement of Investments on the following pages for actual holdings allocations as of June 30, 2009.

Ibbotson ETF Allocation Series Investment Allocation Summary |

Conservative	Income & Growth	Balanced	Growth	Aggressive Growth

ASSET CLASSES | Strategic Allocation

	as of		as of		as of		as of		as of
	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08	6/30/09	12/31/08
Large-Cap Stocks	14.0%	14.0%	23.0%	23.0%	31.0%	31.0%	37.0%	37.0%	38.0%	38.0%
Small-Cap Stocks	0.0%	0.0%	3.0%	3.0%	7.0%	7.0%	11.0%	11.0%	14.0%	14.0%
Real Estate (REITs)	0.0%	0.0%	2.0%	2.0%	4.0%	4.0%	6.0%	6.0%	7.0%	7.0%
International Stocks	5.0%	5.0%	10.0%	10.0%	16.0%	16.0%	22.0%	22.0%	26.0%	26.0%
Commodities	2.0%	2.0%	3.0%	3.0%	3.0%	3.0%	4.0%	4.0%	5.0%	5.0%
Bonds	71.0%	71.0%	54.0%	54.0%	37.0%	37.0%	20.0%	20.0%	10.0%	10.0%
Cash Equivalents	8.0%	8.0%	5.0%	5.0%	2.0%	2.0%	0.0%	0.0%	0.0%	0.0%

The performance tables on the previous page indicate that the Portfolios underperformed their respective Dow Jones and Blended benchmarks during the second half of 2009. Most of the relative underperformance is due to exposure to asset classes that are not represented in the Portfolios’ benchmarks. Specifically, Real Estate Investment Trust (REITs) are not represented in those benchmarks but were the worst performing asset class in the Portfolios over the past six months. Also, the Dow Jones primary benchmark outpaced those Portfolios with fixed income exposure due to it’s higher weighting to credit risk, which performed exceptionally well during the second quarter. So when those asset classes are significant contributors or detractors to performance, relative performance will be positively or negatively impacted.

On behalf of ALPS Advisors, Inc. and the Sub-Advisor, Ibbotson Associates, Inc., we thank you for choosing the Ibbotson ETF Allocation Series.

Sincerely,

Ned Burke

President

The Portfolio allocates investments among multiple ETF asset classes including: U.S. equity, fixed income, commodities, real estate and international ETFs. Asset allocation does not assure a profit or protect against down markets. The stocks of smaller companies are subject to above-average market-price fluctuations. There are specific risks associated with international investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices and rapid changes in political and economic conditions. Real estate investments are subject to specific risks, such as risks related to general and local economic conditions and risks related to individual properties. Fixed income securities are subject to interest rate risk, prepayment risk and market risk. Commodity trading is highly speculative and involves a high degree of risk.

fund expenses

Semi-Annual Report | June 30, 2009 (Unaudited)

As a shareholder of the Portfolios, you incur only one of two potential types of costs. You incur no transaction costs, which include sales charges and redemption fees. However, you do incur ongoing costs, including management fees, distribution and service (12b-1 fees) and other Portfolio expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2009 and held until June 30, 2009.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the table are meant to highlight ongoing Portfolio costs only. See “Note on Fees” on the following page below the table.

Disclosure of Fund Expenses |

			Net	Expenses Paid
	Beginning Account	Ending Account	Expense	During Period(b)
	Value 1/01/09	Value 6/30/09	Ratio(a)	1/01/09 - 6/30/09
Ibbotson Conservative ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$1,018.40	0.48%	$2.40
Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Class II
Actual	$1,000.00	$1,017.30	0.73%	$3.65
Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$1,027.30	0.48%	$2.41
Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Class II
Actual	$1,000.00	$1,025.20	0.73%	$3.67
Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

Ibbotson Balanced ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$1,037.90	0.48%	$2.42
Hypothetical	$1,000.00	$1,022.42	0.48%	$2.41
Class II
Actual	$1,000.00	$1,038.80	0.73%	$3.69
Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

			Net	Expenses Paid
	Beginning Account	Ending Account	Expense	During Period(b)
	Value 1/01/09	Value 6/30/09	Ratio(a)	1/01/09 - 6/30/09
Ibbotson Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$1,044.70	0.48%	$2.43
Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Class II
Actual	$1,000.00	$1,043.50	0.73%	$3.70
Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Class I
Actual	$1,000.00	$1,050.30	0.48%	$2.44
Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Class II
Actual	$1,000.00	$1,047.00	0.73%	$3.70
Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

(a)

Annualized, based on the Portfolio’s net expenses from December 31, 2008 through June 30, 2009. See Note 5 in the Notes to Financial Statements for more information on fees and expenses of acquired funds and the Expense Limitation Agreement in place. Also see Financial Highlights for each Portfolio’s gross annualized expense ratios respective to Class I and Class II shares.

(b)

Expenses are equal to the Portfolio’s net annualized expense ratio, of 0.48% or 0.73% for Class I or Class II shares respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

Note on Fees. If you are an owner of variable annuity contracts or variable life insurance policies (“Contracts”), you may also incur fees associated with the Contract you purchase, such as transaction costs including sales charges and redemption fees, which are not reflected in the table and example above. Additional information about the cost of investing in the Portfolio is presented in the prospectus for your Contract through which the Portfolio’s shares are offered to you.

statement of investments Conservative ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds - 92.09%
iShares - 39.08%
Lehman TIPS Bond Fund	20,244	$2,057,398
MSCI EAFE Index Fund	12,506	572,900
S&P 500 Index Fund	17,373	1,602,832
S&P GSCI Commodity Indexed Trust(1)	7,710	231,686

Total iShares		4,464,816

Other - 53.01%
Vanguard Short-Term Bond ETF	25,995	2,057,504
Vanguard Total Bond Market ETF	51,468	3,998,549

Total Other		6,056,053

Total Exchange Traded Funds (Cost $10,133,912)		10,520,869

7-Day Yield
Short-Term Investments - 7.29%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.21%	833,004	833,004

Total Short-Term Investments (Cost $833,004)			833,004

Total Investments - 99.38% (Total cost $10,966,916)			11,353,873

Other Assets in Excess of Liablities - 0.62%			70,709

Net Assets - 100.00%			$11,424,582

Asset Class Allocation# as a percentage of total portfolio value

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each portfolio and these underlying securities holdings are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

*	Cash position shown excludes all amounts related to pending purchases and sales of investment securities as of June 30, 2009.

(1)	Non-income producing security.

See Notes to Financial Statements.

statement of investments Income and Growth ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds - 95.05%
iShares - 49.10%
Lehman TIPS Bond Fund	21,646	$2,199,883
MSCI EAFE Index Fund	36,906	1,690,664
S&P 500 Index Fund	42,136	3,887,468
S&P GSCI Commodity Indexed Trust(1)	17,069	512,923

Total iShares		8,290,938

Other - 45.95%
Vanguard REIT ETF	10,939	339,218
Vanguard Short-Term Bond ETF	21,308	1,686,528
Vanguard Small-Cap ETF	11,071	506,499
Vanguard Total Bond Market ETF	67,295	5,228,148

Total Other		7,760,393

Total Exchange Traded Funds (Cost $16,026,966)		16,051,331

7-Day Yield
Short-Term Investments - 4.21%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.21%	711,664	711,664

Total Short-Term Investments (Cost $711,664)			711,664

Total Investments - 99.26% (Total cost $16,738,630)			16,762,995

Other Assets in Excess of Liablities - 0.74%			125,322

Net Assets - 100.00%			$16,888,317

Asset Class Allocation# as a percentage of total portfolio value

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each portfolio and these underlying securities holdings are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

*	Cash position shown excludes all amounts related to pending purchases and sales of investment securities as of June 30, 2009.

(1)	Non-income producing security.

See Notes to Financial Statements.

statement of investments Balanced ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds - 95.79%
iShares - 53.83%
Lehman TIPS Bond Fund	29,013	$2,948,591
MSCI EAFE Index Fund	104,248	4,775,601
S&P 500 Index Fund	123,389	11,383,869
S&P GSCI Commodity Indexed Trust(1)	36,989	1,111,519

Total iShares		20,219,580

Other - 41.96%
Vanguard Emerging Markets ETF	34,613	1,101,386
Vanguard REIT ETF	47,427	1,470,711
Vanguard Short-Term Bond ETF	23,084	1,827,099
Vanguard Small-Cap ETF	56,148	2,568,771
Vanguard Total Bond Market ETF	113,216	8,795,751

Total Other		15,763,718

Total Exchange Traded Funds (Cost $35,817,114)		35,983,298

7-Day Yield
Short-Term Investments - 1.45%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.21%	545,002	545,002

Total Short-Term Investments (Cost $545,002)			545,002

Total Investments - 97.24% (Total cost $36,362,116)			36,528,300

Other Assets in Excess of Liablities - 2.76%			1,036,070

Net Assets - 100.00%			$37,564,370

Asset Class Allocation# as a percentage of total portfolio value

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each portfolio and these underlying securities holdings are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

*	Cash position shown excludes all amounts related to pending purchases and sales of investment securities as of June 30, 2009.

(1)	Non-income producing security.

See Notes to Financial Statements.

statement of investments Growth ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.94%
iShares - 62.00%
Lehman TIPS Bond Fund	11,785	$1,197,710
MSCI EAFE Index Fund	156,818	7,183,833
S&P 500 Index Fund	159,867	14,749,328
S&P GSCI Commodity Indexed Trust(1)	53,714	1,614,106

Total iShares		24,744,977

Other - 37.94%
Vanguard Emerging Markets ETF	50,120	1,594,818
Vanguard REIT ETF	77,401	2,400,205
Vanguard Short-Term Bond ETF	10,013	792,529
Vanguard Small-Cap ETF	95,857	4,385,458
Vanguard Total Bond Market ETF	76,785	5,965,427

Total Other		15,138,437

Total Exchange Traded Funds (Cost $41,971,069)		39,883,414

7-Day Yield
Short-Term Investments - 1.15%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.21%	458,671	458,671

Total Short-Term Investments (Cost $458,671)			458,671

Total Investments - 101.09% (Total cost $42,429,740)			40,342,085

Liabilities in Excess of Other Assets - (1.09)%			(436,334)

Net Assets - 100.00%			$39,905,751

Asset Class Allocation# as a percentage of total portfolio value

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each portfolio and these underlying securities holdings are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

*	Cash position shown excludes all amounts related to pending purchases and sales of investment securities as of June 30, 2009.

(1)	Non-income producing security.

See Notes to Financial Statements.

statement of investments Aggressive Growth ETF Asset Allocation Portfolio

Semi-Annual Report | June 30, 2009 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.91%
iShares - 63.94%
MSCI EAFE Index Fund	27,022	$1,237,878
S&P 500 Index Fund	24,253	2,237,582
S&P GSCI Commodity Indexed Trust(1)	9,881	296,924

Total iShares		3,772,384

Other - 35.97%
Vanguard Emerging Markets ETF	9,239	293,985
Vanguard REIT ETF	13,420	416,154
Vanguard Small-Cap ETF	17,995	823,271
Vanguard Total Bond Market ETF	7,579	588,813

Total Other		2,122,223

Total Exchange Traded Funds (Cost $5,863,198)		5,894,607

7-Day Yield
Short-Term Investments - 1.05%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.21%	61,664	61,664

Total Short-Term Investments (Cost $61,664)			61,664

Total Investments - 100.96% (Total cost $5,924,862)			5,956,271

Liabilities in Excess of Other Assets - (0.96)%			(56,359)

Net Assets - 100.00%			$5,899,912

Asset Class Allocation# as a percentage of total portfolio value

#

Portfolio asset classifications used in this chart are employed by one or more widely recognized market indexes or ratings group indexes, and/or are defined by Portfolio management. These classifications have been applied to the securities owned by the underlying ETFs held by each portfolio and these underlying securities holdings are shown as a percentage of total portfolio market value. These asset classifications are unaudited.

*	Cash position shown excludes all amounts related to pending purchases and sales of investment securities as of June 30, 2009.

(1)	Non-income producing security.

See Notes to Financial Statements.

Intentionally left blank

Semi-Annual Report | June 30, 2009 (Unaudited)

	Conservative	Income and Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio
Assets:
Investments, at value	$11,353,873	$16,762,995
Receivable for investments sold	302,271	528,932
Receivable due from Advisor	120	—
Receivable for shares sold	9,141	15,972
Interest and dividends receivable	125	120
Other assets	3,465	3,465
Total Assets	11,668,995	17,311,484

Liabilities:
Payable for investments purchased	221,570	397,413
Payable for shares redeemed	9,009	4,956
Payable to adviser	—	1,701
Payable for 12b–1 fees Class II	2,067	3,240
Payable to trustees	151	306
Payable for audit fees	9,716	10,156
Accrued expenses and other liabilities	1,900	5,395
Total Liabilities	244,413	423,167
Net Assets	$11,424,582	$16,888,317

Net Assets Consist of:
Paid–in capital	$11,257,232	$17,165,347
Accumulated net investment income	189,073	306,030
Accumulated net realized loss on investments	(408,680)	(607,425)
Net unrealized appreciation/(depreciation) on investments	386,957	24,365
Total Net Assets	$11,424,582	$16,888,317

Investments, at Cost	$10,966,916	$16,738,630

Pricing of Shares:

Class I:
Net Assets	$1,020,885	$709,311
Shares of beneficial interest outstanding	102,400	82,115
Net Asset Value, offering and redemption price per share	$9.97	$8.64

Class II:
Net Assets	$10,403,697	$16,179,006
Shares of beneficial interest outstanding	1,042,492	1,807,710
Net Asset Value, offering and redemption price per share	$9.98	$8.95

statements of assets and liabilities

	Balanced	Growth	Aggressive Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio
Assets:
Investments, at value	$36,528,300	$40,342,085	$5,956,271
Receivable for investments sold	1,614,524	1,259,267	184,764
Receivable due from Advisor	5,544	—	1,558
Receivable for shares sold	884,006	57,139	12,799
Interest and dividends receivable	184	52	12
Other assets	3,465	3,465	3,465
Total Assets	39,036,023	41,662,008	6,158,869

Liabilities:
Payable for investments purchased	1,426,851	1,717,833	246,363
Payable for shares redeemed	4,528	2,226	750
Payable to adviser	12,964	8,207	—
Payable for 12b–1 fees Class II	6,775	6,896	809
Payable to trustees	743	923	3
Payable for audit fees	10,391	10,231	9,888
Accrued expenses and other liabilities	9,401	9,941	1,144
Total Liabilities	1,471,653	1,756,257	258,957
Net Assets	$37,564,370	$39,905,751	$5,899,912

Net Assets Consist of:
Paid–in capital	$39,541,664	$42,674,740	$6,322,363
Accumulated net investment income	666,822	719,247	105,097
Accumulated net realized loss on investments	(2,810,300)	(1,400,581)	(558,957)
Net unrealized appreciation/(depreciation) on investments	166,184	(2,087,655)	31,409
Total Net Assets	$37,564,370	$39,905,751	$5,899,912

Investments, at Cost	$36,362,116	$42,429,740	$5,924,862

Pricing of Shares:

Class I:
Net Assets	$2,170,966	$6,056,605	$1,777,282
Shares of beneficial interest outstanding	273,298	836,231	265,958
Net Asset Value, offering and redemption price per share	$7.94	$7.24	$6.68

Class II:
Net Assets	$35,393,404	$33,849,146	$4,122,630
Shares of beneficial interest outstanding	4,410,284	4,707,031	616,934
Net Asset Value, offering and redemption price per share	$8.03	$7.19	$6.68

See Notes to Financial Statements.

Semi-Annual Report | For the six months ended June 30, 2009 (Unaudited)

	Conservative	Income and Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio
Investment Income:
Interest	$949	$993
Dividends	122,480	186,627
Total Investment Income	123,429	187,620

Expenses:
Investment advisor fee	17,829	26,750
12b–1 fees – Class II	9,026	14,280
Custodian fee	2,540	2,481
Legal and audit fee	10,541	12,386
Trustees’ fees and expenses	5,415	5,598
SEC registration fees	117	210
Report to shareholder fees	1,351	2,442
Insurance expenses	1,920	1,920
Other	2,254	2,965
Total expenses before waiver	50,993	69,032
Less fees waived/reimbursed by investment advisor
Class I	(2,153)	(1,048)
Class II	(20,814)	(25,200)
Total Net Expenses	28,026	42,784
Net Investment Income	95,403	144,836

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(225,795)	(407,552)
Net change in unrealized appreciation on investments	479,176	921,404
Net Realized and Unrealized Gain on Investments	253,381	513,852

Net Increase In Net Assets Resulting from Operations	$348,784	$658,688

statements of operations

	Balanced	Growth	Aggressive Growth
	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio	ETF Asset Allocation Portfolio
Investment Income:
Interest	$1,141	$685	$96
Dividends	375,425	429,093	61,422
Total Investment Income	376,566	429,778	61,518

Expenses:
Investment advisor fee	54,119	63,614	9,488
12b–1 fees – Class II	28,041	29,705	3,725
Custodian fee	3,149	3,390	2,355
Legal and audit fee	17,316	18,633	9,588
Trustees’ fees and expenses	6,115	6,330	5,236
SEC registration fees	453	652	97
Report to shareholder fees	4,687	5,214	730
Insurance expenses	1,921	1,920	1,921
Other	5,663	6,330	1,852
Total expenses before waiver	121,464	135,788	34,992
Less fees waived/reimbursed by investment advisor
Class I	(2,513)	(6,241)	(6,258)
Class II	(33,237)	(32,087)	(14,895)
Total Net Expenses	85,714	97,460	13,839
Net Investment Income	290,852	332,318	47,679

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(1,846,194)	(1,079,412)	(355,451)
Net change in unrealized appreciation on investments	3,111,358	3,127,860	746,909
Net Realized and Unrealized Gain on Investments	1,265,164	2,048,448	391,458

Net Increase In Net Assets Resulting from Operations	$1,556,016	$2,380,766	$439,137

See Notes to Financial Statements.

statements of changes in net assets Conservative ETF Asset Allocation Portfolio

Semi-Annual Report

	Six Months Ended	Year Ended
	June 30, 2009 (Unaudited)	December 31, 2008
Operations:
Net investment income	$95,403	$93,670
Net realized loss on investments	(225,795)	(182,772)
Net change in unrealized appreciation/(depreciation) on investments	479,176	(92,627)
Net increase/(decrease) in net assets resulting from operations	348,784	(181,729)

Distributions to Shareholders:
From net investment income
Class I	—	(4,010)
Class II	—	—
From net realized gains on investments
Class I	—	(53)
Class II	—	(471)
Total distributions	—	(4,534)

Share Transactions:
Class I
Proceeds from sale of shares	671,604	504,047
Issued to shareholders in reinvestment of distributions	—	4,063
Cost of shares redeemed	(152,526)	(38,677)
Net increase from share transactions	519,078	469,433
Class II
Proceeds from sale of shares	7,402,758	7,038,909
Issued to shareholders in reinvestment of distributions	0	471
Cost of shares redeemed	(1,711,416)	(2,829,113)
Net increase from share transactions	5,691,342	4,210,267

Net increase in net assets	$6,559,204	$4,493,437

Net Assets:
Beginning of period	4,865,378	371,941
End of period*	$11,424,582	$4,865,378

*Includes undistributed net investment income of:	$189,073	$93,670

Other Information – Shares:
Class I
Sold	69,215	49,939
Reinvested	—	422
Redeemed	(15,773)	(3,903)
Net increase in shares outstanding	53,442	46,458
Class II
Sold	771,980	700,203
Reinvested	—	49
Redeemed	(176,475)	(286,411)
Net increase in shares outstanding	595,505	413,841

See Notes to Financial Statements.

statements of changes in net assets Income and Growth ETF Asset Allocation Portfolio

Semi-Annual Report

	Six Months Ended	Year Ended
	June 30, 2009 (Unaudited)	December 31, 2008
Operations:
Net investment income	$144,836	$161,195
Net realized loss on investments	(407,552)	(199,778)
Net change in unrealized appreciation/(depreciation) on investments	921,404	(891,083)
Net increase/(decrease) in net assets resulting from operations	658,688	(929,666)

Distributions to Shareholders:
From net investment income
Class I	—	(10,300)
Class II	—	—
From net realized gains on investments
Class I	—	(11)
Class II	—	(312)
Total distributions	—	(10,623)

Share Transactions:
Class I
Proceeds from sale of shares	407,875	145,054
Issued to shareholders in reinvestment of distributions	—	10,310
Cost of shares redeemed	(37,352)	(35,028)
Net increase from share transactions	370,523	120,336
Class II
Proceeds from sale of shares	8,877,397	9,024,212
Issued to shareholders in reinvestment of distributions	—	312
Cost of shares redeemed	(1,108,636)	(1,367,424)
Net increase from share transactions	7,768,761	7,657,100

Net increase in net assets	$8,797,972	$6,837,147

Net Assets:
Beginning of period	8,090,345	1,253,198
End of period*	$16,888,317	$8,090,345

*Includes undistributed net investment income of:	$306,030	$161,194

Other Information – Shares:
Class I
Sold	50,682	16,051
Reinvested	—	1,250
Redeemed	(4,561)	(3,855)
Net increase in shares outstanding	46,121	13,446
Class II
Sold	1,047,908	941,020
Reinvested	—	36
Redeemed	(132,287)	(148,166)
Net increase in shares outstanding	915,621	792,890

See Notes to Financial Statements.

statements of changes in net assets Balanced ETF Asset Allocation Portfolio

Semi-Annual Report

	Six Months Ended	Year Ended
	June 30, 2009 (Unaudited)	December 31, 2008
Operations:
Net investment income	$290,852	$375,971
Net realized loss on investments	(1,846,194)	(963,058)
Net change in unrealized appreciation/(depreciation) on investments	3,111,358	(2,907,738)
Net increase/(decrease) in net assets resulting from operations	1,556,016	(3,494,825)

Distributions to Shareholders:
From net investment income
Class I	—	(21,785)
Class II	—	(16,471)
From net realized gains on investments
Class I	—	(302)
Class II	—	(3,642)
Total distributions	—	(42,200)

Share Transactions:
Class I
Proceeds from sale of shares	980,176	1,439,566
Issued to shareholders in reinvestment of distributions	—	22,087
Cost of shares redeemed	(312,855)	(232,161)
Net increase from share transactions	667,321	1,229,492
Class II
Proceeds from sale of shares	19,546,222	20,584,921
Issued to shareholders in reinvestment of distributions	—	20,112
Cost of shares redeemed	(3,378,151)	(4,506,295)
Net increase from share transactions	16,168,071	16,098,738

Net increase in net assets	$18,391,408	$13,791,205

Net Assets:
Beginning of period	19,172,962	5,381,757
End of period*	$37,564,370	$19,172,962

*Includes undistributed net investment income of:	$666,822	$375,970

Other Information – Shares:
Class I
Sold	130,807	159,580
Reinvested	—	2,953
Redeemed	(40,934)	(26,402)
Net increase in shares outstanding	89,873	136,131
Class II
Sold	2,585,847	2,355,078
Reinvested	—	2,657
Redeemed	(473,517)	(540,726)
Net increase in shares outstanding	2,112,330	1,817,009

See Notes to Financial Statements.

statements of changes in net assets Growth ETF Asset Allocation Portfolio

Semi-Annual Report

	Six Months Ended	Year Ended
	June 30, 2009 (Unaudited)	December 31, 2008
Operations:
Net investment income	$332,318	$386,929
Net realized loss on investments	(1,079,412)	(320,214)
Net change in unrealized appreciation/(depreciation) on investments	3,127,860	(5,168,617)
Net increase/(decrease) in net assets resulting from operations	2,380,766	(5,101,902)

Distributions to Shareholders:
From net investment income
Class I	—	(3,755)
Class II	—	(21,717)
From net realized gains on investments
Class I	—	(520)
Class II	—	(2,422)
Total distributions	—	(28,414)

Share Transactions:
Class I
Proceeds from sale of shares	2,423,379	4,977,750
Issued to shareholders in reinvestment of distributions	—	4,275
Cost of shares redeemed	(552,536)	(315,314)
Net increase from share transactions	1,870,843	4,666,711
Class II
Proceeds from sale of shares	15,049,522	21,463,718
Issued to shareholders in reinvestment of distributions	—	24,140
Cost of shares redeemed	(1,295,009)	(1,657,118)
Net increase from share transactions	13,754,513	19,830,740

Net increase in net assets	$18,006,122	$19,367,135

Net Assets:
Beginning of period	21,899,629	2,532,494
End of period*	$39,905,751	$21,899,629

*Includes undistributed net investment income of:	$719,247	$386,929

Other Information – Shares:
Class I
Sold	365,249	590,796
Reinvested	—	633
Redeemed	(88,506)	(42,702)
Net increase in shares outstanding	276,743	548,727
Class II
Sold	2,291,437	2,570,705
Reinvested	—	3,592
Redeemed	(201,255)	(197,657)
Net increase in shares outstanding	2,090,182	2,376,640

See Notes to Financial Statements.

statements of changes in net assets Aggressive Growth ETF Asset Allocation Portfolio

Semi-Annual Report

	Six Months Ended	Year Ended
	June 30, 2009 (Unaudited)	December 31, 2008
Operations:
Net investment income	$47,679	$57,418
Net realized loss on investments	(355,451)	(203,326)
Net change in unrealized appreciation/(depreciation) on investments	746,909	(708,493)
Net increase/(decrease) in net assets resulting from operations	439,137	(854,401)

Distributions to Shareholders:
From net investment income
Class I	—	(4,831)
Class II	—	—
From net realized gains on investments
Class I	—	(39)
Class II	—	(124)
Total distributions	—	(4,994)

Share Transactions:
Class I
Proceeds from sale of shares	783,298	1,328,724
Issued to shareholders in reinvestment of distributions	—	4,870
Cost of shares redeemed	(121,382)	(219,353)
Net increase from share transactions	661,916	1,114,241
Class II
Proceeds from sale of shares	1,898,260	3,866,818
Issued to shareholders in reinvestment of distributions	—	124
Cost of shares redeemed	(705,465)	(949,517)
Net increase from share transactions	1,192,795	2,917,425

Net increase in net assets	$2,293,848	$3,172,271

Net Assets:
Beginning of period	3,606,064	433,793
End of period*	$5,899,912	$3,606,064

*Includes undistributed net investment income of:	$105,097	$57,418

Other Information – Shares:
Class I
Sold	127,774	180,033
Reinvested	—	787
Redeemed	(20,429)	(30,502)
Net increase in shares outstanding	107,345	150,318
Class II
Sold	326,193	500,323
Reinvested	—	20
Redeemed	(116,550)	(127,806)
Net increase in shares outstanding	209,643	372,537

See Notes to Financial Statements.

financial highlights Conservative ETF Asset Allocation Portfolio

Semi-Annual Report

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	Six Months Ended				Period Ended
	June 30, 2009		Year Ended		December 31,
	(Unaudited)		December 31, 2008		2007 (1)
Per Common Share Operating Performance
Net asset value – beginning of period	$9.79		$10.46		$10.00
Income from investment operations:
Net investment income	0.12	(2)	0.37	(2)	0.28
Net realized and unrealized gain/(loss) on investments	0.06		(0.96)		0.18
Total from investment operations	0.18		(0.59)		0.46

Distributions to common shareholders:
From net investment income	—		(0.08)		—
From net realized gain	—		(0.00	)(3)	—
Total distributions	—		(0.08)		—

Net increase/(decrease) in net asset value	0.18		(0.67)		0.46

Net asset value – end of period	$9.97		$9.79		$10.46

Total Return	1.84	%(4)	(5.58)%		4.60	%(4)

Ratios and Supplemental Data
Net assets, end of period (000)	$1,021		$479		$26
Ratios to average net assets:
Total expenses before reimbursements	1.08	%(5)	2.23%		110.32	%(5)
Net expenses after reimbursements	0.48	%(5)	0.48%		0.48	%(5)
Net investment income	2.54	%(5)	3.71%		4.08	%(5)
Portfolio turnover rate	26	%(4)	129%		36	%(4)

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

(2) Per share numbers have been calculated using the average shares method.

(3) Less than $0.005 per share.

(4) Not annualized.

(5) Annualized.

See Notes to Financial Statements.

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	Six Months Ended				Period Ended
	June 30, 2009		Year Ended		December 31,
	(Unaudited)		December 31, 2008		2007 (1)
Per Common Share Operating Performance
Net asset value – beginning of period	$9.81		$10.43		$10.00
Income from investment operations:
Net investment income	0.11	(2)	0.35	(2)	0.10
Net realized and unrealized gain/(loss) on investments	0.06		(0.97)		0.33
Total from investment operations	0.17		(0.62)		0.43

Distributions to common shareholders:
From net investment income	—		—		—
From net realized gain	—		(0.00	)(3)	—
Total distributions	—		(0.00)		—

Net increase/(decrease) in net asset value	0.17		(0.62)		0.43

Net asset value – end of period	$9.98		$9.81		$10.43

Total Return	1.73	%(4)	(5.93)%		4.30	%(4)

Ratios and Supplemental Data
Net assets, end of period (000)	$10,404		$4,386		$346
Ratios to average net assets:
Total expenses before reimbursements	1.31	%(5)	2.50%		39.42	%(5)
Net expenses after reimbursements	0.73	%(5)	0.73%		0.73	%(5)
Net investment income	2.39	%(5)	3.50%		5.36	%(5)
Portfolio turnover rate	26	%(4)	129%		36	%(4)

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

(2) Per share numbers have been calculated using the average shares method.

(3) Less than $0.005 per share.

(4) Not annualized

(5) Annualized.

See Notes to Financial Statements.

financial highlights Income and Growth ETF Asset Allocation Portfolio

Semi-Annual Report

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	Six Months Ended				Period Ended
	June 30, 2009		Year Ended		December 31,
	(Unaudited)		December 31, 2008		2007 (1)
Per Common Share Operating Performance
Net asset value – beginning of period	$8.41		$10.30		$10.00
Income from investment operations:
Net investment income	0.12	(2)	0.32	(2)	0.11
Net realized and unrealized gain/(loss) on investments	0.11		(1.87)		0.19
Total from investment operations	0.23		(1.55)		0.30

Distributions to common shareholders:
From net investment income	—		(0.34)		—
From net realized gain	—		(0.00	)(3)	—
Total distributions	—		(0.34)		—

Net increase/(decrease) in net asset value	0.23		(1.89)		0.30

Net asset value – end of period	$8.64		$8.41		$10.30

Total Return	2.73	%(4)	(14.95)%		3.00	%(4)

Ratios and Supplemental Data
Net assets, end of period (000)	$709		$303		$232
Ratios to average net assets:
Total expenses before reimbursements	0.91	%(5)	2.11%		41.30	%(5)
Net expenses after reimbursements	0.48	%(5)	0.48%		0.48	%(5)
Net investment income	2.89	%(5)	3.32%		5.58	%(5)
Portfolio turnover rate	14	%(4)	55%		8	%(4)

(1)  Period from April 30, 2007 (inception date) through December 31, 2007.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

See Notes to Financial Statements.

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	Six Months Ended				Period Ended
	June 30, 2009		Year Ended		December 31,
	(Unaudited)		December 31, 2008		2007 (1)
Per Common Share Operating Performance
Net asset value – beginning of period	$8.73		$10.29		$10.00
Income from investment operations:
Net investment income	0.10	(2)	0.31	(2)	0.08
Net realized and unrealized gain/(loss) on investments	0.12		(1.87)		0.21
Total from investment operations	0.22		(1.56)		0.29

Distributions to common shareholders:
From net investment income	—		—		—
From net realized gain	—		(0.00	)(3)	—
Total distributions	—		(0.00)		—

Net increase/(decrease) in net asset value	0.22		(1.56)		0.29

Net asset value – end of period	$8.95		$8.73		$10.29

Total Return	2.52	%(4)	(15.16)%		2.90	%(4)
Ratios and Supplemental Data
Net assets, end of period (000)	$16,179		$7,788		$1,021
Ratios to average net assets:
Total expenses before reimbursements	1.17	%(5)	1.83%		26.00	%(5)
Net expenses after reimbursements	0.73	%(5)	0.73%		0.73	%(5)
Net investment income	2.42	%(5)	3.32%		6.66	%(5)
Portfolio turnover rate	14	%(4)	55%		8	%(4)

(1)  Period from April 30, 2007 (inception date) through December 31, 2007.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

See Notes to Financial Statements.

financial highlights Balanced ETF Asset Allocation Portfolio

Semi-Annual Report

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	Six Months Ended				Period Ended
	June 30, 2009		Year Ended		December 31,
	(Unaudited)		December 31, 2008		2007 (1)
Per Common Share Operating Performance
Net asset value – beginning of period	$7.65		$10.21		$10.00
Income from investment operations:
Net investment income	0.09	(2)	0.29	(2)	0.16
Net realized and unrealized gain/(loss) on investments	0.20		(2.73)		0.05
Total from investment operations	0.29		(2.44)		0.21

Distributions to common shareholders:
From net investment income	—		(0.12)		—
From net realized gain	—		(0.00	)(3)	—
Total distributions	—		(0.12)		—

Net increase/(decrease) in net asset value	0.29		(2.56)		0.21

Net asset value – end of period	$7.94		$7.65		$10.21

Total Return	3.79	%(4)	(23.82)%		2.10	%(4)

Ratios and Supplemental Data
Net assets, end of period (000)	$2,171		$1,402		$483
Ratios to average net assets:
Total expenses before reimbursements	0.78	%(5)	1.15%		16.03	%(5)
Net expenses after reimbursements	0.48	%(5)	0.48%		0.48	%(5)
Net investment income	2.51	%(5)	3.25%		4.79	%(5)
Portfolio turnover rate	22	%(4)	67%		23	%(4)

(1)  Period from April 30, 2007 (inception date) through December 31, 2007.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

See Notes to Financial Statements.

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	Six Months Ended				Period Ended
	June 30, 2009		Year Ended		December 31,
	(Unaudited)		December 31, 2008		2007 (1)
Per Common Share Operating Performance
Net asset value – beginning of period	$7.73		$10.19		$10.00
Income from investment operations:
Net investment income	0.09	(2)	0.28	(2)	0.07
Net realized and unrealized gain/(loss) on investments	0.21		(2.73)		0.12
Total from investment operations	0.30		(2.45)		0.19

Distributions to common shareholders:
From net investment income	—		(0.01)		—
From net realized gain	—		(0.00	)(3)	—
Total distributions	—		(0.01)		—

Net increase/(decrease) in net asset value	0.30		(2.46)		0.19

Net asset value – end of period	$8.03		$7.73		$10.19

Total Return	3.88	%(4)	(24.05)%		1.90	%(4)

Ratios and Supplemental Data
Net assets, end of period (000)	$35,393		$17,771		$4,899
Ratios to average net assets:
Total expenses before reimbursements	1.03	%(5)	1.35%		11.45	%(5)
Net expenses after reimbursements	0.73	%(5)	0.73%		0.73	%(5)
Net investment income	2.41	%(5)	3.19%		7.62	%(5)
Portfolio turnover rate	22	%(4)	67%		23	%(4)

(1)  Period from April 30, 2007 (inception date) through December 31, 2007.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

See Notes to Financial Statements.

financial highlights Growth ETF Asset Allocation Portfolio

Semi-Annual Report

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	Six Months Ended				Period Ended
	June 30, 2009		Year Ended		December 31,
	(Unaudited)		December 31, 2008		2007 (1)
Per Common Share Operating Performance
Net asset value–beginning of period	$6.93		$10.11		$10.00
Income from investment operations:
Net investment income	0.08	(2)	0.29	(2)	0.11
Net realized and unrealized gain/(loss) on investments	0.23		(3.46)		(0.00	)(3)
Total from investment operations	0.31		(3.17)		0.11

Distributions to common shareholders:
From net investment income	—		(0.01)		—
From net realized gain	—		(0.00	)(3)	—
Total distributions	—		(0.01)		—

Net increase/(decrease) in net asset value	0.31		(3.18)		0.11

Net asset value–end of period	$7.24		$6.93		$10.11

Total Return	4.47	%(4)	(31.37)%		1.10	%(4)

Ratios and Supplemental Data
Net assets, end of period (000)	$6,057		$3,876		$109
Ratios to average net assets:
Total expenses before reimbursements	0.75	%(5)	1.05%		43.57	%(5)
Net expenses after reimbursements	0.48	%(5)	0.48%		0.48	%(5)
Net investment income	2.45	%(5)	3.76%		5.11	%(5)
Portfolio turnover rate	13	%(4)	27%		18	%(4)

(1)  Period from April 30, 2007 (inception date) through December 31, 2007.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

See Notes to Financial Statements.

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	Six Months Ended				Period Ended
	June 30, 2009		Year Ended		December 31,
	(Unaudited)		December 31, 2008		2007 (1)
Per Common Share Operating Performance
Net asset value – beginning of period	$6.89		$10.09		$10.00
Income from investment operations:
Net investment income	0.08	(2)	0.25	(2)	0.10
Net realized and unrealized gain/(loss) on investments	0.22		(3.44)		(0.01)
Total from investment operations	0.30		(3.19)		0.09

Distributions to common shareholders:
From net investment income	—		(0.01)		—
From net realized gain	—		(0.00	)(3)	—
Total distributions	—		(0.01)		—

Net increase/(decrease) in net asset value	0.30		(3.20)		0.09

Net asset value – end of period	$7.19		$6.89		$10.09

Total Return	4.35	%(4)	(31.61)%		0.90	%(4)

Ratios and Supplemental Data
Net assets, end of period (000)	$33,849		$18,023		$2,424
Ratios to average net assets:
Total expenses before reimbursements	1.00	%(5)	1.39%		15.48	%(5)
Net expenses after reimbursements	0.73	%(5)	0.73%		0.73	%(5)
Net investment income	2.33	%(5)	3.11%		6.76	%(5)
Portfolio turnover rate	13	%(4)	27%		18	%(4)

(1)  Period from April 30, 2007 (inception date) through December 31, 2007.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Less than $0.005 per share.

(4)  Not annualized.

(5)  Annualized.

See Notes to Financial Statements.

financial highlights Aggressive Growth ETF Asset Allocation Portfolio

Semi-Annual Report

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class I
	Six Months Ended				Period Ended
	June 30, 2009		Year Ended		December 31,
	(Unaudited)		December 31, 2008		2007 (1)
Per Common Share Operating Performance
Net asset value – beginning of period	$6.36		$10.09		$10.00
Income from investment operations:
Net investment income	0.07	(2)	0.31		0.15
Net realized and unrealized gain/(loss) on investments	0.25		(4.00)		(0.06)
Total from investment operations	0.32		(3.69)		0.09

Distributions to common shareholders:
From net investment income	—		(0.04)		—
From net realized gain	—		(0.00	)(3)	—
Total distributions	—		(0.04)		—

Net increase/(decrease) in net asset value	0.32		(3.73)		0.09

Net asset value – end of period	$6.68		$6.36		$10.09

Total Return	5.03	%(4)	(36.57)%		0.90	%(4)

Ratios and Supplemental Data
Net assets, end of period (000)	$1,777		$1,009		$84
Ratios to average net assets:
Total expenses before reimbursements	1.49	%(5)	3.00%		77.98	%(5)
Net expenses after reimbursements	0.48	%(5)	0.48%		0.48	%(5)
Net investment income	2.43	%(5)	4.21%		4.22	%(5)
Portfolio turnover rate	18	%(4)	55%		12	%(4)

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

(2) Per share numbers have been calculated using the average shares method.

(3) Less than $0.005 per share.

(4) Not annualized.

(5) Annualized.

See Notes to Financial Statements.

The financial highlights table is intended to help you understand the Portfolio’s financial performance for the periods presented. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Portfolio (assuming reinvestment of all dividends and distributions).

	Class II
	Six Months Ended				Period Ended
	June 30, 2009		Year Ended		December 31,
	(Unaudited)		December 31, 2008		2007 (1)
Per Common Share Operating Performance
Net asset value–beginning of period	$6.38		$10.07		$10.00
Income from investment operations:
Net investment income	0.06	(2)	0.25		0.10
Net realized and unrealized gain/(loss) on investments	0.24		(3.94)		(0.03)
Total from investment operations	0.30		(3.69)		0.07

Distributions to common shareholders:
From net investment income	—		—		—
From net realized gain	—		(0.00	)(3)	—
Total distributions	—		(0.00	)(3)	—

Net increase/(decrease) in net asset value	0.30		(3.69)		0.07

Net asset value–end of period	$6.68		$6.38		$10.07

Total Return	4.70	%(4)	(36.64)%		0.70	%(4)

Ratios and Supplemental Data
Net assets, end of period (000)	$4,123		$2,597		$350
Ratios to average net assets:
Total expenses before reimbursements	1.73	%(5)	3.40%		44.78	%(5)
Net expenses after reimbursements	0.73	%(5)	0.73%		0.73	%(5)
Net investment income	2.19	%(5)	3.31%		8.20	%(5)
Portfolio turnover rate	18	%(4)	55%		12	%(4)

(1) Period from April 30, 2007 (inception date) through December 31, 2007.

(2) Per share numbers have been calculated using the average shares method.

(3) Less than $0.005 per share.

(4) Not annualized.

(5) Annualized.

See Notes to Financial Statements.

notes to financial statements

Semi-Annual Report | June 30, 2009 (Unaudited)

1. Significant Accounting and Operating Policies |

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income & Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (the “Portfolios”). Each Portfolio offers Class I and Class II shares.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by Company management and the evaluation of subsequent events through August 28, 2009, the issuance date of the financial statements.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value.

Fair Valuation: If the price of a security is unavailable in accordance with the Portfolios’ pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Portfolio reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Portfolio could actually receive on a sale of the security. As of June 30, 2009, no securities were fair valued for any of the Portfolios.

The Portfolios follow the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” as well as FASB Standard 159 (“FAS 159”), “Fair Value Options for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

notes to financial statements

Semi-Annual Report | June 30, 2009 (Unaudited)

The following is a summary of the inputs used to value the Portfolios’ investments as of June 30, 2009.

	Conservative ETF Asset	Income & Growth ETF Asset
	Allocation Portfolio	Allocation Portfolio
Valuation Inputs	Investments in Securities at Value	Investments in Securities at Value
Level 1 - Quoted Prices Exchange Traded Funds	$10,520,869	$16,051,331
Short-Term Investments	833,004	711,664
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$11,353,873	$16,762,995

	Balanced ETF Asset	Growth ETF Asset
	Allocation Portfolio	Allocation Portfolio
Valuation Inputs	Investments in Securities at Value	Investments in Securities at Value
Level 1 - Quoted Prices Exchange Traded Funds	$35,983,298	$39,883,414
Short-Term Investments	545,002	458,671
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$36,528,300	$40,342,085

Aggressive Growth ETF Asset
Allocation Portfolio
Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices Exchange Traded Funds	$5,894,607
Short-Term Investments	61,664
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—
Total	$5,956,271

For the six months ended June 30, 2009, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

notes to financial statements

Semi-Annual Report | June 30, 2009 (Unaudited)

New Accounting Pronouncements: In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”) “Disclosures about Derivative Instruments and Hedging Activities”-an amendment of FASB Statement No. 133 (“SFAS 133”), expands the disclosure requirements in SFAS 133 about entity’s derivative instruments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management has concluded that the adoption of SFAS 161, as adopted by the Fund December 31, 2008, has no impact on the Fund’s financial statements for the six months ended June 30, 2009.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of the Internal Revenue Code by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

In accordance with FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2007 and December 31, 2008, the Portfolios’ returns are still open to examination by the appropriate taxing authority.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolios by Subchapter M and the 1940 Act.

Expenses:  Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other:  Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

notes to financial statements

Semi-Annual  Report | June 30, 2009 (Unaudited)

2. Federal Taxes |

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Over/Undistributed Ordinary Income	$103,375	$174,822	$409,632	$401,340	$59,270
Accumulated Capital Gains/(Losses)	—	—	—	115	5
Unrealized Appreciation/Depreciation	(284,809)	(1,110,540)	(3,942,942)	(5,551,210)	(920,863)
Total	$(181,434)	$(935,718)	$(3,533,310)	$(5,149,755)	$(861,588)

The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from composition of net assets reported under generally accepted accounting principles. Accordingly, for the period ended December 31, 2008, certain differences were reclassified. These differences were primarily due to the differing tax treatment of wash sales and certain other investments. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
(Over)/Undistributed Net Investment Income	$70	$67	$(376)	$(323)	$(41)
Accumulated Capital Gains/(Losses)	1	58	675	559	103
Paid In Capital	$(71)	$(125)	$(299)	$(236)	$(62)

Net unrealized appreciation/depreciation of investments based on the federal tax cost were as follows:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Gross appreciation (excess of value over tax cost)	$18,954	$208,213	$—	$1,256,969	$—
Gross depreciation (excess of tax cost over value)	(14,101)	(674,865)	(2,394,346)	(4,302,174)	(447,041)
Net unrealized depreciation	$4,853	$(466,652)	$(2,394,346)	$(3,045,205)	$(447,041)
Cost of Investments for Income tax purposes	$11,349,020	$17,229,647	$38,922,646	$43,387,290	$6,403,312

The tax character of distributions paid during the years ended December 31, 2008 were as follows:

	Conservative	Income and Growth	Balanced	Growth	Aggressive Growth
	ETF Asset	ETF Asset	ETF Asset	ETF Asset	ETF Asset
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund
Distributions paid from:
Ordinary income	$4,534	$10,597	$41,873	$28,144	$4,944
Long-term capital gain	—	26	327	272	50
	$4,534	$10,623	$42,200	$28,416	$4,994

notes to financial statements

Semi-Annual Report | June 30, 2009 (Unaudited)

3. Investment Transactions |

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2009, were as follows for each Portfolio:

	Conservative	Income & Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Purchases	$7,885,741	$9,492,185
Sales	1,987,366	1,632,404

	Balanced	Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Purchases	$21,439,418	$20,213,087
Sales	5,293,032	3,734,484

Aggressive Growth
ETF Asset
Allocation Portfolio
Purchases	$2,761,310
Sales	788,796

4. Investment Advisory and Sub-Advisory Agreements |

ALPS Advisors, Inc. (the “Advisor”) acts as the Portfolios’ investment advisor. The Advisor is a wholly-owned subsidiary of ALPS Holdings, Inc., located in Denver, Colorado, and founded in 1985 as a provider of fund administration and fund distribution services. The Advisor is registered with the Securities and Exchange Commission as an investment Advisor. Subject to the authority of the Trust’s Board of Trustees, the Advisor is responsible for the overall management of each Portfolio’s business affairs. The Advisor invests the assets of each Portfolio, either directly or through the use of one or more sub-advisors, according to each Portfolio’s investment objective, policies, and restrictions. The Advisor is responsible for selecting the sub-advisor to each Portfolio. The Advisor furnishes at its own expense all of the necessary office facilities, equipment, and personnel required for managing the assets of each Portfolio.

Pursuant to the Investment Advisory Agreement (the “Advisor Agreement”), each Portfolio pays the Advisor monthly an annual management fee of 0.45% based on such Portfolio’s average daily net assets. The Advisor is required to pay all fees due to a sub-advisor out of the management fee the Advisor receives from the Portfolios.

Ibbotson Associates, Inc. (“Ibbotson” or the “Sub-Advisor”) serves as the Portfolios’ Sub-Advisor. The Sub-Advisor, founded in 1977, is a registered investment Advisor located in Chicago, Illinois that manages client funds in discretionary accounts and is a wholly owned subsidiary of Morningstar, Inc.

The Sub-Advisor is engaged to manage the investments of each Portfolio in accordance with such Portfolio’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Board of Trustees. The Sub-Advisor is responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of primary underlying funds and money market funds in the portion of each Portfolio’s investment portfolio under its management.

Pursuant to the sub-advisory agreement (the “Sub-Advisor Agreement”) the Advisor pays the Sub-Advisor monthly an annual sub-advisory management fee of 0.15% based on such Portfolio’s average daily net assets. This sub-advisory fee is paid out of the annual 0.45% fee paid from the Portfolios to the Advisor monthly and is not incurred separately by any Portfolio.

5. Other Agreements |

Distribution Agreement: ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Advisor, serves as the principal underwriter and national distributor for the shares of each Portfolio pursuant to a Distribution Agreement with the Trust. The offering of the Portfolio’s shares is continuous.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act relating to Class I and Class II Portfolio shares, respectively (the “12b-1 Plans”).

The Class I shares have adopted a Defensive Distribution Plan that recognizes that the Advisor may use its management fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Portfolio shares and/or shareholder support services.

The Class II Distribution Plan permits the use of each Portfolio’s assets to compensate the Distributor for its services and costs in distributing shares and servicing shareholder accounts.

notes to financial statements

Semi-Annual Report | June 30, 2009 (Unaudited)

The annual 12b-1 fee rates for each Portfolio and share class are outlined below. These are shown as a percentage of average annual net assets.

	Conservative	Income & Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

	Balanced	Growth
	ETF Asset Allocation	ETF Asset
	Portfolio	Allocation Portfolio
Class I	0.00%	0.00%
Class II	0.25%	0.25%

Aggressive Growth
ETF Asset
Allocation Portfolio
Class I	0.00%
Class II	0.25%

Expense Limitation Agreement: Under the terms of the Expense Limitation Agreement between the Trust, the Advisor, and the Sub-Advisor (the “Expense Limitation Agreement”), the Advisor and Sub-Advisor agree to waive certain fees they are entitled to receive from the Portfolios (Sub-Advisor’s fees being received via the management fee paid to the Advisor by the Portfolios). Specifically, the Advisor and Sub-Advisor agree to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that they are entitled to receive to the extent necessary for the Portfolios to maintain a total annual expense ratio not exceeding 0.48% for Class I shares and 0.73% for Class II shares. Fees and expenses for acquired funds are not directly incurred by the Portfolios but are part of the acquisition and disposition costs of the underlying ETF’s held by the Portfolios. The Expense Limitation Agreement is effective through April 30, 2010.

Administration, Bookkeeping and Pricing Agreement: ALPS Fund Services, Inc. (“ALPS”), an affiliate of the Advisor, serves as Administrator pursuant to a Fund Accounting and Administration Agreement with the Trust. As such, ALPS provides all necessary administration, bookkeeping and pricing services to each Portfolio, including portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Transfer Agency and Service Agreement: ALPS serves as Transfer Agent to each Portfolio pursuant to a Transfer Agency and Service Agreement with the Advisor. Under the Transfer Agency and Service Agreement, ALPS provides all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of the shares of each Portfolio sold in each state.

6. Trustees and Officers |

The overall responsibility for oversight of the Portfolios rests with the Board of Trustees of the Trust. As of June 30, 2009, there were six Trustees, four of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Portfolios collectively pay each Independent Trustee a retainer fee in the amount of $4,000 per year, a per meeting fee of $1,500, and reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings and the expense is allocated among the Portfolios based on the methodology described in Note 1 to these Financial Statements. The interested Trustees receive no compensation from the Portfolios.

other information

Semi-Annual Report | June 30, 2009 (Unaudited)

Proxy Voting  |

Portfolio policies and procedures used in determining how to vote proxies relating to portfolio securities and a summary of proxies voted by the Portfolios for the period ended June 30, 2008, are available without charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 432-2926 or accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Portfolio Holdings |

The Portfolios file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Portfolios’ Forms N-Q are available without a charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 432-2926 or accessing the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling 1-202-942-8090. This information can be obtained by electronic request at the following e-mail address: publicinfo@sec.gov.

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the state of Delaware and the Trust’s Declaration of Trust and Bylaws. Information pertaining to the Trustees and Officers of the Trust is set forth below.

The address of each, unless otherwise indicated, is 1290 Broadway, Suite 1100, Denver, Colorado 80203. Each Trustee serves for an indefinite term, until his or her resignation, death or removal. The following is a list of the trustees and executive officers of the Trust and their principal occupations over the last five years. Additional information about the Trust’s Trustees can be found in the Statement of Additional Information, which is available without charge, upon request, by contacting your insurance company or plan sponsor, calling (866) 432-2926 or accessing the Portfolios’ website at http://www.fivitfunds.com.

trustees and officers

Semi-Annual Report | June 30, 2009 (Unaudited)

Independent Trustees |

		Term of Office		Number of Portfolios
Name, Address*,	Position with	and Length of	Principal Occupation(s)	in Fund Complex	Other Trusteeships
& Age	the Portfolio	Time Served	During last 5 years	Overseen by Trustee (1)	Held By Trustee
Mary K. Anstine (68)	Trustee	Since November 30, 2006.	Ms. Anstine was President/Chief Executive Officer, HealthONE Alliance, Denver, Colorado, and former Executive Vice President of First Interstate Bank of Denver. Ms. Anstine is also a Trustee of ALPS ETF Trust; ALPS Variable Insurance Trust; Financial Investors Trust, Reaves Utility Income Fund, and the Westcore Trust.	10	Anstine is a Trustee of ALPS ETF Trust (2 funds); ALPS Variable Insurance Trust (1 fund); Financial Investors Trust (2 funds), Reaves Utility Income Fund, and the Westcore Trust (12 funds).

T. Neil Bathon (48)	Trustee	Since November 30, 2006.	Mr. Bathon is currently a Managing Directing of PMR Associates LLC, a corporate finance consulting firm, since June 2006. Mr. Bathon was also President of Financial Research Corp. from October 1987 to June 2006.	5	None

John. J. Linnehan (45)	Trustee	Since February 22, 2008.	Mr. Linnehan is President of ChannelMining Solutions, Inc., a full service consulting firm, since June 2001; President of Foreside Advisory Network, a consulting and research distribution firm, since February 2009; and Treasurer of American SCORES, NE. since January 2007.	5	None

David Swanson (52)	Trustee	Since November 30, 2006.	Mr. Swanson is a Principal Owner of SwanDog Marketing since February 2006. Mr. Swanson was also Executive Vice-President of Calamos Investments from April 2004 to March 2006, Chief Operating Officer of Van Kampen Investments from October 2002 to April 2004, and Managing Director of Morgan Stanley from February 2000 to April 2004.	5	None

*                 The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates (or any affiliate) provide investment advisory services.

Interested Trustees |

		Term of Office		Number of Portfolios
Name, Address*,	Position with	and Length of	Principal Occupation(s)	in Fund Complex	Other Trusteeships
& Age	the Portfolio	Time Served	During last 5 years	Overseen by Trustee (1)	Held By Trustee
Thomas A. Carter (43)	Chairman, President	Since March 10, 2009	Mr. Carter joined ALPS Fund Services, Inc. (“ALPS”) in 1994 and is currently President and Director of ALPS Advisors, Inc. (“AAI”), ALPS Distributors, Inc. (“ADI”) and FTAM Funds Distributor, Inc. and Director of ALPS and ALPS Holdings, Inc. Because of his position with ALPS, ADI and AAI, Mr. Carter is deemed an affiliate of the Portfolio as defined under the 1940 Act.	7	Mr. Carter is a Trustee of ALPS ETF Trust (2 funds).

Scott Wentsel (47)	Trustee	Since November 30, 2006.	Mr. Wentsel is Senior Portfolio Manager for Ibbotson Associates since April 2005. Mr. Wentsel was also Executive Director of Van Kampen Investments from April 2000 to April 2005.	5	None

Officers |

Name, Address, & Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During last 5 years
Alex J. Marks (35)	Secretary	Since December 9, 2008	Mr. Marks joined ALPS Fund Services, Inc. as Paralegal in July of 2006. Prior to joining ALPS, Mr. Marks served as a Legal Product Manager with Fidelity Investments from November 2000 until May 2006.

*                 The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates (or any affiliate) provide investment advisory services.

Mr. Carter is deemed an “Interested Trustee” by virtue of his current relationship with ALPS Fund Services, Inc., ALPS Advisors, Inc. and ALPS Distributors, Inc. Mr. Wentsel is deemed an “Interested Trustee” by virtue of his current relationship with the Subadviser.

Term of Office and
Name, Address*, & Age	Position with the Portfolio	Length of Time Served	Principal Occupation(s) During last 5 years
Jeremy O. May (39)	Treasurer	Since November 30, 2006

Mr. May is President of ALPS Fund Servic- es, Inc. Mr. May joined ALPS in 1995. Because of his position with ALPS, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is currently the Treasurer of Clough Global Allocation Fund, Clough Global Equity Fund, Clough Global Opportunities Fund, Liberty All-Star Growth Fund, Inc., Liberty All-Star Equity Fund, Financial Investors Trust, Reaves Utility Income Fund. Mr. May is also on the Board of Directors and is Chairman of the Audit Committee of the University of Colorado Foundation.

Michael T. Akins (32)	Chief Compliance Officer	Since May 31, 2007.

Mr. Akins joined ALPS Fund Services, Inc. as Deputy Chief Compliance Officer in April 2006. Prior to joining ALPS, Mr. Akins served as AVP and Compliance Officer for UMB Financial Corporation. Before joining UMB Mr. Akins was an Account Manager at State Street Corporation. Because of his position with ALPS, Mr. Akins is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Akins is currently the Chief Compliance Officer of Financial Investors Trust, Reaves Utility Income Fund, Clough Global Equity Fund, Clough Global Opportunities Fund and Clough Global Allocation Fund.

*                 The Portfolio Complex includes all series of the Trust and any other investment companies for which ALPS Advisors, Inc. (or any affiliate) or Ibbotson Associates (or any affiliate) provide investment advisory services.

Intentionally left blank

Intentionally left blank

Funds distributed by ALPS Distributors, Inc.

This report has been prepared for Ibbotson ETF Allocation Series shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

FIV000390 12/31/2009

Item 2.  Code of Ethics.

Not applicable to semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.  Principal Accounting Fees and Services.

Not applicable to semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

a)      The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

b)     Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Mangers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable to semi-annual report.

(a)(2)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit99.Cert.

(a)(3)  Not applicable.

(b)  A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit99.906Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter (Principal Executive Officer)
President

Date:	August 27, 2009

By:	/s/ Jeremy O. May
Jeremy O. May (Principal Financial Officer)
Treasurer

Date:	August 27, 2009

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